Note 5 - Stockholders' Equity - Stock Options Issued Outside of the 2007 Equity Incentive Plan by Exercise Price Range (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding (in shares)	30,065,352
Outside of the 2007 Plan [Member]
Options Outstanding (in shares)	20,148,766	19,394,975	17,965,291
Weighted Average Remaining Contractual Life (Year)	4 years
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Currently Exercisable, Number Of Shares (in shares)	19,998,766
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.40
Exercise Price Range, Lower Limit (in dollars per share)	0.18
Exercise Price Range, Upper Limit (in dollars per share)	$ 1
Outside of the 2007 Plan [Member] | Exercise Price Range 1 [Member]
Options Outstanding (in shares)	7,733,259
Weighted Average Remaining Contractual Life (Year)	91 days
Weighted Average Exercise Price (in dollars per share)	$ 0.18
Currently Exercisable, Number Of Shares (in shares)	7,733,259
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.18
Outside of the 2007 Plan [Member] | Exercise Price Range 2 [Member]
Options Outstanding (in shares)	2,400,000
Weighted Average Remaining Contractual Life (Year)	91 days
Weighted Average Exercise Price (in dollars per share)	$ 0.99
Currently Exercisable, Number Of Shares (in shares)	2,400,000
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.99
Outside of the 2007 Plan [Member] | Exercise Price Range 3 [Member]
Options Outstanding (in shares)	691,975
Weighted Average Remaining Contractual Life (Year)	2 years
Weighted Average Exercise Price (in dollars per share)	$ 0.55
Currently Exercisable, Number Of Shares (in shares)	691,975
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.55
Outside of the 2007 Plan [Member] | Exercise Price Range 4 [Member]
Options Outstanding (in shares)	800,000
Weighted Average Remaining Contractual Life (Year)	5 years
Weighted Average Exercise Price (in dollars per share)	$ 1
Currently Exercisable, Number Of Shares (in shares)	800,000
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1
Outside of the 2007 Plan [Member] | Exercise Price Range 5 [Member]
Options Outstanding (in shares)	168,750
Weighted Average Remaining Contractual Life (Year)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Currently Exercisable, Number Of Shares (in shares)	168,750
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.40
Outside of the 2007 Plan [Member] | Exercise Price Range 6 [Member]
Options Outstanding (in shares)	1,497,986
Weighted Average Remaining Contractual Life (Year)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 0.30
Currently Exercisable, Number Of Shares (in shares)	1,497,986
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.30
Outside of the 2007 Plan [Member] | Exercise Price Range 7 [Member]
Options Outstanding (in shares)	3,122,093
Weighted Average Remaining Contractual Life (Year)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 0.32
Currently Exercisable, Number Of Shares (in shares)	3,122,093
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.32
Exercise Price Range, Lower Limit (in dollars per share)	0.25
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.65
Outside of the 2007 Plan [Member] | Exercise Price Range 8 [Member]
Options Outstanding (in shares)	2,120,947
Weighted Average Remaining Contractual Life (Year)	8 years
Weighted Average Exercise Price (in dollars per share)	$ 0.37
Currently Exercisable, Number Of Shares (in shares)	2,120,947
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.37
Exercise Price Range, Lower Limit (in dollars per share)	0.33
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.47
Outside of the 2007 Plan [Member] | Exercise Price Range 9 [Member]
Options Outstanding (in shares)	1,388,166
Weighted Average Remaining Contractual Life (Year)	9 years
Weighted Average Exercise Price (in dollars per share)	$ 0.47
Currently Exercisable, Number Of Shares (in shares)	1,238,116
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.47
Exercise Price Range, Lower Limit (in dollars per share)	0.33
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.65
Outside of the 2007 Plan [Member] | Exercise Price Range 10 [Member]
Options Outstanding (in shares)	225,641
Weighted Average Remaining Contractual Life (Year)	10 years
Weighted Average Exercise Price (in dollars per share)	$ 0.76
Currently Exercisable, Number Of Shares (in shares)	225,641
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.76
Exercise Price Range, Lower Limit (in dollars per share)	0.60
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.83